Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

        Related Parties:    As described in Note 1—Basis of Preparation, prior to May 14, 2014 ILFC was an indirect wholly-owned subsidiary of AIG. On May 14, 2014, AIG sold ILFC to AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap. On the Closing Date, immediately after consummation of the AerCap Transaction, all of ILFC's assets were transferred substantially as an entirety to AerCap Trust, a legal entity formed on February 5, 2014, and AerCap Trust assumed substantially all of the liabilities of ILFC. The purchase price consideration paid for ILFC included 97,560,976 shares of AerCap common stock. As a result, AIG holds a significant ownership interest in AerCap subsequent to the sale of ILFC. Consequently, AIG and its subsidiaries are considered related parties both before and after the Closing Date. AerCap and its consolidated subsidiaries, including AerCap Ireland Limited, and AerCap Ireland Capital Limited are related parties after the Closing Date.

        Related Party Allocations and Fees:    Prior to May 14, 2014, we were party to cost sharing agreements, including with respect to tax, with AIG. Generally, these agreements provided for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Previously, we also paid other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years, (the "Castle Trusts"). For all Predecessor periods, ILFC was included in the consolidated federal income tax return of AIG as well as certain state tax returns, where AIG files on a combined/unitary basis. Tax related settlements with AIG were determined in accordance with our tax sharing agreements up to the Closing Date. Prior to the Closing Date, under the agreement AIG has entered into with AerCap, net tax payments under our tax sharing agreement with AIG were temporarily suspended, and our tax sharing agreement with AIG was terminated upon consummation of the AerCap Transaction. Our U.S federal and state tax liabilities for tax years prior to May 14, 2014, including our liability related to unrecognized tax benefits, remain with AIG.

        Dividends and Capital Contribution:    On May 13, 2014, ILFC paid a special distribution of $600 million to AIG, which ILFC was required to pay prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. The special distribution was recorded in Retained earnings as a dividend. During the period beginning January 1, 2014 and ending May 13, 2014, Retained earnings increased by $9.6 million for a receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement. In addition, Retained earnings decreased by $5.3 million, net of tax of $2.9 million, for a non-cash dividend representing the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG, and by an additional $1.4 million recorded as a cash dividend, for a fee ILFC paid on behalf of AIG to satisfy a statutory law requirement.

        Expenses Paid by AIG on Our Behalf:    AIG did not pay any expenses on our behalf in either period in 2014. We recorded $10.1 million in the Predecessor's Paid-in capital for the year ended December 31, 2013 for compensation, legal fees and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of September 30, 2014, was AIG Markets, Inc., a wholly-owned subsidiary of AIG, and these swap agreements are guaranteed by AIG. See Note 18—Fair Value Measurements and Note 19—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $2.3 million, $2.2 million and $6.2 million for the period beginning February 5, 2014 and ending September 30, 2014, the period beginning January 1, 2014 and ending May 13, 2014, and the nine months ended September 30, 2013, respectively.

        Transactions with AerCap:    We had a net receivable from AerCap of $1,214.9 million at September 30, 2014 relating to operational activities of group entities including, but not limited to, the issuance and payoff of third-party debt, the purchase and transfer of aircraft, management fees allocated by AerCap and other cash transfers in the ordinary course of business.

        Aircraft Leased to AerCap Ireland Limited:    Some of our aircraft are on lease to AerCap Ireland Limited, which leases the aircraft to airlines. We recorded commission to AerCap Ireland Limited of $0.3 million for the three months ended September 30, 2014, and the period beginning February 5, 2014 and ending September 30, 2014, related to those leases.

        Our financial statements include the following amounts involving related parties:

	Successor	Predecessor
Income Statement	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Interest revenue on Receivable from AerCap	$(13,638)	$—
Allocated corporate costs from AerCap	5,500	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(1,959)	294
Interest on derivative contracts with AIG Markets, Inc.	1,969	2,844
Corporate costs from AIG, including allocations	—	11,538
Interest on time deposit account with AIG Markets(b)	—	(775)
Management fees received from Castle Trusts	(1,786)	(2,261)
Lease commission to AerCap Ireland Limited	271	—

	Successor	Predecessor
Income Statement	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Expense (income):
Interest revenue on Receivable from AerCap	$(13,638)	$—	$—
Allocated corporate costs from AerCap	10,000	—	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(3,484)	428	889
Interest on derivative contracts with AIG Markets, Inc.	3,491	2,844	9,547
Corporate costs from AIG, including allocations	—	4,504	27,636
Interest on time deposit account with AIG Markets(b)	—	(528)	(2,400)
Management fees received from Castle Trusts	(3,061)	(2,497)	(6,444)
Management fees paid to subsidiaries of AIG	—	—	126
Lease commission to AerCap Ireland Limited	271	—	—

	Successor	Predecessor
Balance Sheet	September 30, 2014	December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Asset (liability):
Receivable from AerCap, net	$1,214,882	$—
Time deposit account with AIG Markets(b)	—	606,249
Derivative liabilities(a)	(2,091)	(8,348)
Current income taxes and other tax liabilities to AIG(c)	—	(316,293)
Accrued pension liability under AIG plan(d)	—	(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries	—	(783)
Equity increase (decrease):
AIG common stock transferred to AIG(e)	—	(924)
Expenses paid by AIG on our behalf	—	10,053
(a)
See Note 19—Derivative Financial Instruments.

(b)
We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.

(c)
We paid approximately $0.1 million during the period beginning January 1, 2014 and ending May 13, 2014, and approximately $0.4 million during the year ended December 31, 2013 to AIG for ILFC tax liability.

(d)
Subsequent to the AerCap Transaction, we settled the AIG Non-Qualified Retirement Income Plan liability. See Note 15—Employee Benefit Plans and Share-Based and Other Compensation Plans.

(e)
Represents forfeited AIG share-based awards under our deferred compensation plan, which were transferred as a dividend to AIG.